SCHEDULE OF CASH AND BANK BALANCES THAT ARE DENOMINATED IN VARIOUS CURRENCIES (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
CashAndBankBalancesLineItems [Line Items]
Cash and cash equivalents		$ 1,047	$ 538
China, Yuan Renminbi
CashAndBankBalancesLineItems [Line Items]
Cash and cash equivalents		700	511
Hong Kong, Dollars
CashAndBankBalancesLineItems [Line Items]
Cash and cash equivalents	[1]
United States of America, Dollars
CashAndBankBalancesLineItems [Line Items]
Cash and cash equivalents		$ 347	$ 27

[1]	Amount is less than USD1,000.